Line of Credit and Notes Payable - Line of credit amendment (Details) - USD ($)				3 Months Ended	12 Months Ended
	Nov. 01, 2023	Dec. 29, 2021	Nov. 29, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 25, 2023
Line of Credit and Notes Payable
Outstanding balance					$ 220,000	$ 407,131
IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Principal balance				$ 200,000	$ 200,000		$ 110,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember		us-gaap:PrimeRateMember		us-gaap:PrimeRateMember
Outstanding balance				$ 3,537,880	$ 3,497,680
Line of credit issued November 29, 2021 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Principal balance		$ 500,000	$ 500,000
Basis spread (as a percent)		1.25%	1.25%
Increase in interest rate (as a percent)			3.00%	3.00%
Effective interest rate (in percent)		8.50%			8.50%
Outstanding balance				$ 456,097	$ 456,097	495,000
Interest expense recorded				13,259	11,184	30,863
Accrued interest				$ 16,109	$ 4,201	$ 1,004